Prepayments and other current assets	12 Months Ended
Dec. 31, 2024
Prepayments and other current assets
Prepayments and other current assets

8.Prepayments and other current assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred contract costs	425,361	145,039
Advances to suppliers	335,653	1,469,879
Value-added tax recoverable	1,249,015	1,128,950
Other receivables	291,917	337,078
Less: Allowance for credit loss	(7,438)	(8,943)
Total	2,294,508	3,072,003

The roll-forward of the allowance for credit loss related to advances to supplier and other receivables for the years ended December 31, 2022,2023 and 2024.

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Beginning of the year	110	10,089	7,438
Provision of allowance for credit loss	9,979	—	4,722
Reversal of allowance for credit loss	—	(2,651)	(3,217)
End of the year	10,089	7,438	8,943

There was no write-off of the allowance for credit loss related to advances to supplier and other receivables for the years ended 2022, 2023 and 2024.